Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxations [Abstract]
Surrenderable losses percentage	14.50%
Term of R&D tax relief claims	2 years
Deferred tax assets	$ 22,016	$ 16,844	$ 18,137